FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2019
FAIR VALUE MEASUREMENTS
Assets and Liabilities Measured at Fair Value on Recurring Basis

	Fair value measurement using:
	Quoted prices in	Significant other
	active markets for	observable	Unobservable
	identical assets	inputs	inputs	Fair value at
	(Level 1)	(Level 2)	(Level 3)	December 31, 2018
	RMB	RMB	RMB	RMB
Cash equivalents:
- Time deposits	1,194,425	—	—	1,194,425
Short-term investments:
- Time deposits	245,014	—	—	245,014
Long-term investments
- Available-for-sale debt securities	—	—	2,537	2,537
Assets	1,439,439	—	2,537	1,441,976

Long-term borrowings:
- Bonds payable	2,030,361	—	—	2,030,361
Other liabilities:
- Liability classified RSU	—	—	4,970	4,970
Liabilities	2,030,361	—	4,970	2,035,331

	Fair value measurement using:
	Quoted prices in	Significant other
	active markets for	observable	Unobservable
	identical assets	inputs	inputs	Fair value at
	(Level 1)	(Level 2)	(Level 3)	December 31, 2019
	RMB	RMB	RMB	RMB	US$
Cash equivalents:
- Time deposits	117,825	—	—	117,825	16,925
Short-term investments:
- Time deposits	363,856	—	—	363,856	52,265
Long-term investments
- Available-for-sale debt securities	—	—	1,713	1,713	246
Assets	481,681	—	1,713	483,394	69,436
Short-term borrowings:
- Current portion of bonds payable	912,416	—	—	912,416	131,060
Long-term borrowings:
- Bonds payable	2,089,114	—	—	2,089,114	300,082
Other liabilities:
- Liability classified RSU	—	—	2,109	2,109	303
Liabilities	3,001,530	—	2,109	3,003,639	431,445

Reconciliation of Liabilities Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs Level Three

Contingent
consideration
payable
RMB
Fair value at January 1, 2018	36,734
Changes in the fair value	(13,905)
Settlement of contingent consideration payable	(22,829)
Transfers in and/or out of Level 3	—
Fair value at December 31, 2018	—
Transfers in and/or out of Level 3	—
Fair value at December 31, 2019	—
Fair value at December 31, 2019 (US$)	—

Liability classified
RSU
RMB
Fair value at January 1, 2018	11,865
Reclassification to equity	(587)
Reversal	(6,308)
Transfers in and/or out of Level 3	—
Fair value at December 31, 2018	4,970
Reclassification to equity	(2,861)
Reversal	—
Transfers in and/or out of Level 3	—
Fair value at December 31, 2019	2,109
Fair value at December 31, 2019 (US$)	303